SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [Abstract]
Basis of preparation of the interim consolidated financial statements
a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.”

The accompanying unaudited interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2020, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on April 2, 2021.

The accompanying consolidated balance sheet as of June 30, 2021, the consolidated statements of profit or loss, the statement of changes in shareholders’ equity and the consolidated statements of cash flows for the six months ended June 30, 2021 and 2020 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the SEC regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2021, as well as its results of operations and cash flows for the six months ended June 30, 2021 and 2020. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2020 annual consolidated financial statements.

Amendment to IAS 16, "Property, Plant and Equipment
b.	Amendment to IAS 16, "Property, Plant and Equipment":

In May 2020, the IASB issued an amendment to IAS 16, "Property, Plant and Equipment" ("the IAS 16 Amendment"). The IAS 16 Amendment prohibits a company from deducting from the cost of property, plant and equipment ("PP&E") consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The IAS 16 Amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The IAS 16 Amendment is to be applied retrospectively, but only to items of PP&E made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the IAS 16 Amendment. The Company should recognize the cumulative effect of initially applying the IAS 16 Amendment as an adjustment to the opening balance of retained earnings at the beginning of the earliest period presented.

The Company estimates that the application of the IAS 16 Amendment is not expected to have a material impact on its financial statements.

Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets
c.	Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets":

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous ("the IAS 37 Amendment"). According to the IAS 37 Amendment, costs of fulfilling a contract include both the incremental costs (for example, raw materials and direct labor) and an allocation of other costs that relate directly to fulfilling a contract (for example, depreciation of an item of property, plant and equipment used in fulfilling the contract).

The IAS 37 Amendment is effective for annual periods beginning on or after January 1, 2022 and applies to contracts for which all obligations in respect thereof have not yet been fulfilled as of January 1, 2022. Early application is permitted.

The Company estimates that the application of the IAS 37 Amendment is not expected to have a material impact on its financial statements.

Annual improvements to IFRSs 2018-2020
d.	Annual improvements to IFRSs 2018-2020:
In May 2020, the IASB issued certain amendments in the context of the Annual Improvements to IFRSs 2018-2020 Cycle. The main amendment is to IFRS 9, "Financial Instruments" ("the IFRS 9 Amendment"). The IFRS 9 Amendment clarifies which fees a company should include in the "10% test" described in paragraph B3.3.6 of IFRS 9 when assessing whether the terms of a debt instrument that has been modified or exchanged are substantially different from the terms of the original debt instrument.

The IFRS 9 Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The IFRS 9 Amendment is to be applied to debt instruments that are modified or exchanged commencing from the year in which the IFRS 9 Amendment is first applied.

The Company estimates that the application of the IFRS 9 Amendment is not expected to have a material impact on its financial statements.